FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present information about the Company’s financial liabilities that are measured at fair value on a recurring basis and the fair value hierarchy of the valuation as of September 30, 2025 and December 31, 2024.

Fair Value Measurements at September 30, 2025
(in thousands)
Quoted
Prices in
		Active Markets	Significant	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$-	$-
Total	$-	$-	$-	$-

	Fair Value Measurements at December 31, 2024
	(in thousands)
		Quoted
		Prices in
		Active Markets	Significant	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

The derivative liabilities relate to the embedded redemption features in connection with the convertible promissory notes. The fair value of the embedded redemption features at issuance of the convertible promissory notes and each reporting period was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Company used a scenario-based model (“SBM”) and a discounted cash flow method to incorporate estimates and assumptions concerning its prospects and market indications into a model to estimate the value of the derivative liability. An SBM considers a range of various potential scenario outcomes assumed to occur with associated probabilities. Cash flow outcomes are then discounted to present value to estimate fair value. The most significant estimates and assumptions used as inputs in the SBM valuation technique impacting the fair value of the embedded redemption features are the timing and probability of a successful financing or initial public offering (“IPO”), maturity, qualified financing or change of control scenario outcomes. The calculated payments due to the holders of the convertible promissory notes were calculated with and without the embedded redemption feature and discounted to present value. The discounted cash flows were calculated using a discount rate at the issuance dates and at the reporting date, based on an assessment of the Company’s credit position and market yields of companies with similar credit risk at the date of each valuation.

The significant unobservable inputs that are included in the valuation of the derivative liabilities at issuance are as follows:

Input Range
Significant Unobservable Inputs:
Discount rate	18.7%-25.0%
Expected term (in years)	0.1-0.06
Probability scenarios:
Successful financing/IPO	27.6%-98%
Maturity	0%-20%
Qualified Financing	0%-3.4%
Change of Control	0%-3.4%

On September 2, 2025 the Company successfully completed its IPO. On September 2, 2025, $4.135 million of the 2023 Convertible Notes plus $0.54 million of accrued interest were converted to a total 5,029,463 common shares, $5.7 million of the 2024 Convertible Notes plus $0.34 million of accrued interest were converted to a total 6,496,363 common shares, the $3.523 million of the Nexus loan, plus $0.24 million of accrued interest was converted to 4,054,517 common shares, and $3.523 million of the Another Dimension loan, plus $0.24 million of accrued interest was converted to 4,054,517 common shares. For all convertible loans, the balance of the derivative liability was reclassed to Additional Paid In Capital and the remaining unamortized debt discount was recorded as interest expense. The following table provides a rollforward of the aggregate fair values of the derivative liabilities for the nine months ended September 30, 2025 (in thousands):

Embedded
Derivative
Balance as of December 31, 2024	$6,759
Initial fair value of derivative liabilities at issuance	4,447
Change in fair value	7,040
Extinguishment of derivative liability	(18,246)
Balance as of September 30, 2025	$-

The Company has certain non-financial assets, primarily intangible assets, and goodwill, which are measured at fair value on a nonrecurring basis and are adjusted to fair value only to the extent that an impairment charge is recognized. The Company estimates the fair value of these assets using primarily unobservable inputs; therefore, these are considered Level 3 fair value measurements.

3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis and the fair value hierarchy of the valuation as of December 31, 2024. There were no financial assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2023.

	Fair Value Measurements at December 31, 2024 (in thousands)
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

The derivative liabilities relate to the embedded redemption features in connection with the convertible promissory notes. The fair value of the embedded redemption features at issuance of the convertible promissory notes and each reporting period was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Company used a scenario-based model (“SBM”) and a discounted cash flow method to incorporate estimates and assumptions concerning its prospects and market indications into a model to estimate the value of the derivative liability. An SBM considers a range of various potential scenario outcomes assumed to occur with associated probabilities. Cash flow outcomes are then discounted to present value to estimate fair value. The most significant estimates and assumptions used as inputs in the SBM valuation technique impacting the fair value of the embedded redemption features are the timing and probability of a successful financing or initial public offering (“IPO”), maturity, qualified financing or change of control scenario outcomes. The calculated payments due to the holders of the convertible promissory notes were calculated with and without the embedded redemption feature and discounted to present value. The discounted cash flows were calculated using a discount rate at the issuance dates and at the reporting date, based on an assessment of the Company’s credit position and market yields of companies with similar credit risk at the date of each valuation.

The significant unobservable inputs that are included in the valuation of the derivative liabilities at issuance and as of December 31, 2024 are as follows:

Input Range
Significant Unobservable Inputs:
Discount rate	18.7%-25.0%
Expected term (in years)	0.3-0.9
Probability scenarios:
Successful financing/IPO	27.6%-63.9%
Maturity	16%-65.5%
Qualified Financing	0%-3.4%
Change of Control	0%-3.4%

The following table provides a rollforward of the aggregate fair values of the derivative liabilities for the year ended December 31, 2024 (in thousands):

Embedded Derivative
Balance as of December 31, 2023	$-
Initial fair value of derivative liabilities at issuance	2,468
Change in fair value	4,291
Balance as of December 31, 2024	$6,759

The Company has certain non-financial assets, primarily intangible assets and goodwill, which are measured at fair value on a nonrecurring basis and are adjusted to fair value only to the extent that an impairment charge is recognized. The Company estimates the fair value of these assets using primarily unobservable inputs; therefore, these are considered Level 3 fair value measurements.